UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06322
Delaware Pooled® Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Global Listed Real Assets Fund
(formerly, Delaware Global Listed Real Assets Fund)
Class A : DPREX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60	1.20%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$106,919,246
Total number of portfolio holdings	267
Total advisory fees paid	$301,039
Portfolio turnover rate	38%

Fund holdings (as of April 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	61.78%
US Treasury Obligations	12.73%
Sovereign Bonds	9.78%
Corporate Bonds	9.17%
Exchange-Traded Fund	2.91%
Short-Term Investments	1.63%
Loan Agreements	1.24%
Non-Agency Commercial Mortgage-Backed Securities	0.76%
Rights	0.01%
Top 10 equity holdings
Equinix	1.81%
Welltower	1.73%
Shell	1.46%
Enbridge	1.27%
National Grid	1.13%
Nutrien	1.06%
Wheaton Precious Metals	1.04%
VICI Properties	0.92%
CF Industries Holdings	0.88%
Newmont	0.88%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4540709)
TSSR-DPREX-0625

Macquarie Global Listed Real Assets Fund
(formerly, Delaware Global Listed Real Assets Fund)
Class C : DPRCX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$97	1.95%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$106,919,246
Total number of portfolio holdings	267
Total advisory fees paid	$301,039
Portfolio turnover rate	38%

Fund holdings (as of April 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	61.78%
US Treasury Obligations	12.73%
Sovereign Bonds	9.78%
Corporate Bonds	9.17%
Exchange-Traded Fund	2.91%
Short-Term Investments	1.63%
Loan Agreements	1.24%
Non-Agency Commercial Mortgage-Backed Securities	0.76%
Rights	0.01%
Top 10 equity holdings
Equinix	1.81%
Welltower	1.73%
Shell	1.46%
Enbridge	1.27%
National Grid	1.13%
Nutrien	1.06%
Wheaton Precious Metals	1.04%
VICI Properties	0.92%
CF Industries Holdings	0.88%
Newmont	0.88%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4540709)
TSSR-DPRCX-0625

Macquarie Global Listed Real Assets Fund
(formerly, Delaware Global Listed Real Assets Fund)
Class R : DPRRX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$72	1.45%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$106,919,246
Total number of portfolio holdings	267
Total advisory fees paid	$301,039
Portfolio turnover rate	38%

Fund holdings (as of April 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	61.78%
US Treasury Obligations	12.73%
Sovereign Bonds	9.78%
Corporate Bonds	9.17%
Exchange-Traded Fund	2.91%
Short-Term Investments	1.63%
Loan Agreements	1.24%
Non-Agency Commercial Mortgage-Backed Securities	0.76%
Rights	0.01%
Top 10 equity holdings
Equinix	1.81%
Welltower	1.73%
Shell	1.46%
Enbridge	1.27%
National Grid	1.13%
Nutrien	1.06%
Wheaton Precious Metals	1.04%
VICI Properties	0.92%
CF Industries Holdings	0.88%
Newmont	0.88%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4540709)
TSSR-DPRRX-0625

Macquarie Global Listed Real Assets Fund
(formerly, Delaware Global Listed Real Assets Fund)
Institutional Class : DPRSX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$47	0.95%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$106,919,246
Total number of portfolio holdings	267
Total advisory fees paid	$301,039
Portfolio turnover rate	38%

Fund holdings (as of April 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	61.78%
US Treasury Obligations	12.73%
Sovereign Bonds	9.78%
Corporate Bonds	9.17%
Exchange-Traded Fund	2.91%
Short-Term Investments	1.63%
Loan Agreements	1.24%
Non-Agency Commercial Mortgage-Backed Securities	0.76%
Rights	0.01%
Top 10 equity holdings
Equinix	1.81%
Welltower	1.73%
Shell	1.46%
Enbridge	1.27%
National Grid	1.13%
Nutrien	1.06%
Wheaton Precious Metals	1.04%
VICI Properties	0.92%
CF Industries Holdings	0.88%
Newmont	0.88%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4540709)
TSSR-DPRSX-0625

Macquarie Global Listed Real Assets Fund
(formerly, Delaware Global Listed Real Assets Fund)
Class R6 : DPRDX
Semiannual shareholder report | April 30, 2025
This semiannual shareholder report contains important information about Macquarie Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.85%
^	Annualized.
Fund statistics (as of April 30, 2025)
Fund net assets	$106,919,246
Total number of portfolio holdings	267
Total advisory fees paid	$301,039
Portfolio turnover rate	38%

Fund holdings (as of April 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	61.78%
US Treasury Obligations	12.73%
Sovereign Bonds	9.78%
Corporate Bonds	9.17%
Exchange-Traded Fund	2.91%
Short-Term Investments	1.63%
Loan Agreements	1.24%
Non-Agency Commercial Mortgage-Backed Securities	0.76%
Rights	0.01%
Top 10 equity holdings
Equinix	1.81%
Welltower	1.73%
Shell	1.46%
Enbridge	1.27%
National Grid	1.13%
Nutrien	1.06%
Wheaton Precious Metals	1.04%
VICI Properties	0.92%
CF Industries Holdings	0.88%
Newmont	0.88%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4540709)
TSSR-DPRDX-0625

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Macquarie Global Listed Real Assets Fund
(formerly, Delaware Global Listed Real Assets Fund)
Financial statements and other information
For the six months ended April 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Global Listed Real Assets Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 9.17%
Basic Industry — 0.84%
Capstone Copper 144A 6.75% 3/31/33 #	185,000	$ 181,908
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	202,258
FMG Resources August 2006
144A 5.875% 4/15/30 #	75,000	74,234
144A 6.125% 4/15/32 #	200,000	197,289
Novelis
144A 3.875% 8/15/31 #	175,000	151,209
144A 4.75% 1/30/30 #	100,000	93,091
		899,989
Brokerage — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	65,970
		65,970
Capital Goods — 1.11%
Ball 3.125% 9/15/31	290,000	253,561
Bombardier
144A 7.25% 7/1/31 #	195,000	199,896
144A 8.75% 11/15/30 #	120,000	128,731

Clean Harbors 144A 5.125% 7/15/29 #	130,000	127,780
Sealed Air
144A 4.00% 12/1/27 #	120,000	115,892
144A 5.00% 4/15/29 #	135,000	131,438

Terex 144A 6.25% 10/15/32 #	245,000	234,740
		1,192,038
Communications — 2.11%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	235,057
CMG Media 144A 8.875% 6/18/29 #	145,000	127,237
CSC Holdings 144A 4.50% 11/15/31 #	200,000	136,201
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	41,000	11,480
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	202,944
Gray Media 144A 5.375% 11/15/31 #	265,000	158,348
Lamar Media 3.75% 2/15/28	120,000	114,592
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	159,660
Nexstar Media 144A 5.625% 7/15/27 #	143,000	141,789
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	152,662
Sable International Finance 144A 7.125% 10/15/32 #	250,000	246,024
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	204,728
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	192,817

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 174,724
		2,258,263
Consumer Cyclical — 1.83%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	322,644
Carnival
144A 5.75% 3/1/27 #	75,000	74,791
144A 6.00% 5/1/29 #	185,000	184,108
144A 7.625% 3/1/26 #	125,000	125,447

Goodyear Tire & Rubber 5.25% 7/15/31	145,000	135,188
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	188,182
4.875% 1/15/30	135,000	132,410

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	199,453
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	334,907
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	254,749
		1,951,879
Consumer Non-Cyclical — 0.39%
CHS 144A 5.25% 5/15/30 #	213,000	181,922
Tenet Healthcare
4.25% 6/1/29	139,000	132,532
6.875% 11/15/31	100,000	102,785
		417,239
Electric — 1.43%
California Buyer 144A 6.375% 2/15/32 #	300,000	294,936
Calpine
144A 5.00% 2/1/31 #	25,000	24,067
144A 5.125% 3/15/28 #	240,000	237,932

Lightning Power 144A 7.25% 8/15/32 #	235,000	243,673
NRG Energy 144A 3.625% 2/15/31 #	125,000	112,438
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	200,959
Vistra Operations
144A 5.00% 7/31/27 #	50,000	49,608
144A 5.50% 9/1/26 #	50,000	49,904
144A 5.625% 2/15/27 #	190,000	190,041

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	125,000	125,579
		1,529,137

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy — 0.83%
CNX Resources 144A 6.00% 1/15/29 #	185,000	$ 179,658
Genesis Energy 8.25% 1/15/29	205,000	208,542
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	68,579
Nabors Industries 144A 9.125% 1/31/30 #	145,000	131,488
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	168,870
NuStar Logistics
6.00% 6/1/26	65,000	65,076
6.375% 10/1/30	60,000	60,974
		883,187
Technology — 0.36%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	255,038
Seagate HDD Cayman 5.75% 12/1/34	135,000	130,400
		385,438
Transportation — 0.21%
Air Canada 144A 3.875% 8/15/26 #	175,000	171,858
Delta Air Lines 7.375% 1/15/26	47,000	47,669
		219,527
Total Corporate Bonds (cost $10,180,696)		9,802,667

Non-Agency Commercial Mortgage-Backed Securities — 0.76%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	172,195
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	641,984
Total Non-Agency Commercial Mortgage-Backed Securities (cost $978,598)		814,179

Loan Agreements — 1.24%
Communications — 0.39%
Charter Communications Operating Tranche B-5 6.548% (SOFR03M + 2.25%) 12/15/31 •	251,370	250,800
Lamar Media Tranche B 5.922% (SOFR01M + 1.60%) 2/5/27 •	169,139	169,245
		420,045

Schedule of investments
Macquarie Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric — 0.79%
Calpine
6.072% (SOFR01M + 1.75%) 2/15/32 •	USD	58,105	$ 57,939
Tranche B-10 6.072% (SOFR01M + 1.75%) 1/31/31 •	USD	311,675	310,725

Calpine Construction Finance 6.322% (SOFR01M + 2.00%) 7/31/30 •		121,711	121,559
Hamilton Projects Acquiror 1st Lien 7.322% (SOFR01M + 3.00%) 5/31/31 •		192,400	193,242
Vistra Operations 6.072% (SOFR01M + 1.75%) 12/20/30 •		160,978	160,701
			844,166
Finance Companies — 0.06%
Setanta Aircraft Leasing DAC Tranche B 6.049% (SOFR03M + 1.75%) 11/6/28 •		62,500	62,688
			62,688
Total Loan Agreements (cost $1,327,963)			1,326,899

Sovereign BondsΔ — 9.78%
Australia — 0.24%
Australia Government Bond
2.50% 9/20/30 ■	AUD	257,309	253,267
			253,267
Canada — 0.54%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	74,691	37,450
1.50% 12/1/44	CAD	90,242	64,985
4.00% 12/1/31	CAD	552,950	479,133
			581,568
France — 2.06%
French Republic Government Bond OAT
144A 0.10% 3/1/26 #, ■	EUR	210,461	238,360
144A 0.10% 3/1/29 #, ■	EUR	648,945	723,772
144A 0.10% 3/1/36 #, ■	EUR	152,780	151,811
144A 0.10% 7/25/38 #, ■	EUR	412,150	393,311
144A 0.10% 7/25/47 #, ■	EUR	131,838	106,662
144A 0.10% 7/25/53 #, ■	EUR	63,025	47,041
144A 3.15% 7/25/32 #, ■	EUR	414,934	545,979
			2,206,936

		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Germany — 0.45%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	179,943	$ 169,546
0.50% 4/15/30 ■	EUR	275,509	315,277
			484,823
Italy — 1.32%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #, ■	EUR	641,577	649,245
144A 0.15% 5/15/51 #, ■	EUR	65,451	44,521
144A 1.30% 5/15/28 #, ■	EUR	402,699	465,857
144A 2.55% 9/15/41 #, ■	EUR	206,009	246,284
			1,405,907
Japan — 0.41%
Japanese Government CPI Linked Bond
0.10% 3/10/29	JPY	60,834,400	439,298
			439,298
Spain — 0.51%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #, ■	EUR	307,998	354,887
144A 2.05% 11/30/39 #, ■	EUR	155,461	185,498
			540,385
United Kingdom — 4.25%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29 ■	GBP	740,141	977,805
0.125% 3/22/51 ■	GBP	501,825	401,270
0.125% 11/22/56 ■	GBP	212,110	157,319
0.125% 3/22/68 ■	GBP	230,688	150,214
0.125% 3/22/73 ■	GBP	45,493	33,467
0.375% 3/22/62 ■	GBP	155,876	121,483
0.50% 3/22/50 ■	GBP	401,201	365,993
0.625% 3/22/40 ■	GBP	575,380	654,624
0.625% 11/22/42 ■	GBP	288,920	313,697
0.625% 3/22/45 ■	GBP	373,822	382,469
1.25% 11/22/32 ■	GBP	311,016	426,393
2.00% 1/26/35 ■	GBP	175,300	560,787
			4,545,521
Total Sovereign Bonds (cost $10,898,048)			10,457,705

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Principal amount°	Value (US $)

US Treasury Obligations — 12.73%
US Treasury Floating Rate Notes
4.343% (USBMMY3M + 0.10%) 1/31/27 •	1,500	$ 1,499
4.405% (USBMMY3M + 0.16%) 4/30/27 •	670,000	670,245
US Treasury Inflation Indexed Bonds
0.25% 2/15/50	429,176	251,090
0.75% 2/15/42	497,345	389,008
1.00% 2/15/49	550,325	403,078
1.50% 2/15/53	227,353	181,981
2.125% 2/15/40	169,772	168,918
US Treasury Inflation Indexed Notes
0.125% 10/15/26	4,197,998	4,176,054
0.375% 1/15/27	1,966,997	1,954,117
1.375% 7/15/33	2,617,515	2,537,558
3.875% 4/15/29	2,615,845	2,880,607
Total US Treasury Obligations (cost $13,550,027)		13,614,155
	Number of shares
Common Stocks — 61.78%
Communication Services — 0.22%
China Tower Class H 144A #	163,331	236,712
		236,712
Consumer Staples — 0.48%
Bunge Global	6,576	517,663
		517,663
Energy — 9.67%
ARC Resources	34,215	633,124
Cheniere Energy	2,381	550,273
Chord Energy	2,483	224,041
DHT Holdings	22,936	245,186
Diamondback Energy	1,732	228,641
Enbridge	29,128	1,362,166
Expand Energy	7,924	823,304
Gibson Energy	24,079	378,843
Helmerich & Payne	12,076	228,116
HF Sinclair	9,996	300,580
Kimbell Royalty Partners	49,790	597,480
Kinder Morgan	16,487	433,608
Koninklijke Vopak	9,406	388,289
ONEOK	2,817	231,445
Parex Resources	28,142	226,589

	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Permian Resources	20,196	$ 238,313
Shell	48,021	1,561,861
Tourmaline Oil	12,279	542,428
Unit	13,779	348,609
Valero Energy	6,824	792,198
		10,335,094
Industrials — 5.80%
Aena 144A #	2,251	564,580
Aeroports de Paris	5,563	691,964
Arcosa	5,966	477,698
Athens International Airport	21,135	218,837
Atlas Arteria	113,610	376,236
Auckland International Airport	169,636	757,744
Catena	2,260	106,108
CCR	80,576	191,390
Enav 144A #	173,829	768,784
Fraport Frankfurt Airport Services Worldwide †	6,335	418,037
Grupo Aeroportuario del Sureste ADR	1,654	523,557
Sacyr	145,777	532,422
Transurban Group	63,119	570,480
		6,197,837
Information Technology — 1.73%
Cellnex Telecom 144A #	23,003	928,741
First Solar †	2,454	308,762
Helios Towers †	119,198	170,293
NEXTDC †	57,695	437,196
		1,844,992
Materials — 13.06%
Alcoa	18,846	462,292
Anglo American	26,943	728,552
Canfor †	23,873	228,063
CF Industries Holdings	12,026	942,478
Coeur Mining †	42,905	238,123
Corteva	11,150	691,188
CRH	9,737	912,767
Endeavour Mining	25,526	685,813
ERO Copper †	50,236	627,494
Hudbay Minerals	108,505	788,831
International Paper	15,073	688,535
Louisiana-Pacific	3,471	299,582

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Metallus †	25,630	$ 324,219
Methanex	12,757	399,167
MP Materials †	13,590	332,411
Newmont	17,810	938,231
Nutrien	19,861	1,133,070
SSR Mining †	33,450	356,192
Steel Dynamics	7,185	931,966
Titan America †	25,365	335,579
Titan Cement International	6,166	284,645
West Fraser Timber	6,998	518,124
Wheaton Precious Metals	13,307	1,111,401
		13,958,723
Real Estate — 0.43%
Crown Castle	4,306	455,403
		455,403
Real Estate Operating Companies/Developer — 1.08%
Mitsubishi Estate	31,000	543,118
Mitsui Fudosan	28,000	275,926
Sumitomo Realty & Development	9,100	337,320
		1,156,364
REIT Diversified — 2.93%
British Land	21,790	114,242
Charter Hall Group	29,084	314,843
DigitalBridge Group	22,919	192,520
Fastighets Balder Class B †	15,362	109,984
Inmobiliaria Colonial Socimi	27,189	175,720
Invincible Investment	440	181,564
Lifestyle Communities	10,468	48,010
LondonMetric Property	51,087	130,925
Nomura Real Estate Master Fund	98	97,465
Orix JREIT	163	204,975
Shaftesbury Capital	117,906	213,387
Stockland	44,343	155,937
Sun Hung Kai Properties	21,956	208,502
VICI Properties	30,658	981,669
		3,129,743
REIT Healthcare — 2.79%
American Healthcare REIT	14,387	464,412
Parkway Life Real Estate Investment Trust	46,300	149,950

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Healthcare (continued)
Ventas	7,503	$ 525,810
Welltower	12,096	1,845,729
		2,985,901
REIT Industrial — 2.22%
First Industrial Realty Trust	7,417	352,901
Goodman Group	39,774	763,807
Nippon Prologis REIT	208	343,466
Prologis	7,144	730,117
Segro	7,968	72,273
Warehouses De Pauw CVA	4,530	115,363
		2,377,927
REIT Information Technology — 2.98%
American Tower	926	208,730
Digital Realty Trust	3,124	501,527
Equinix	2,249	1,935,827
Keppel REIT	327,133	541,005
		3,187,089
REIT Lodging — 0.34%
Hyatt Hotels Class A	1,556	175,330
Ryman Hospitality Properties	2,202	193,666
		368,996
REIT Mall — 0.60%
Simon Property Group	4,074	641,166
		641,166
REIT Manufactured Housing — 0.32%
Sun Communities	2,754	342,680
		342,680
REIT Multifamily — 2.17%
Advance Residence Investment	124	127,746
AvalonBay Communities	2,870	602,643
Equity Residential	7,509	527,582
Essex Property Trust	1,377	384,389
InterRent Real Estate Investment Trust	16,941	138,738
LEG Immobilien	3,724	314,507
UNITE Group	8,898	102,041
Vonovia	3,843	127,298
		2,324,944

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office — 1.10%
Derwent London	2,197	$ 56,890
Gecina	1,012	103,753
Hongkong Land Holdings	49,200	240,588
Kilroy Realty	9,228	290,774
Merlin Properties Socimi	23,952	270,255
Nippon Building Fund	155	143,748
Wihlborgs Fastigheter	6,400	66,215
		1,172,223
REIT Retail — 0.21%
Frasers Centrepoint Trust	47,820	82,745
Link REIT	30,533	143,106
		225,851
REIT Self-Storage — 0.70%
Big Yellow Group	8,303	111,318
Public Storage	2,112	634,508
		745,826
REIT Shopping Center — 1.36%
Acadia Realty Trust	12,905	246,485
Agree Realty	9,228	716,185
Kite Realty Group Trust	10,221	221,285
Tanger	8,418	265,251
		1,449,206
REIT Single Tenant — 0.23%
NETSTREIT	15,245	248,036
		248,036
REIT Specialty — 0.80%
CBRE Group Class A †	827	101,043
Corp Inmobiliaria Vesta ADR	6,550	179,601
HMC Capital	33,749	105,063
Invitation Homes	13,740	469,771
		855,478
Utilities — 10.56%
American Electric Power	5,812	629,672
China Gas Holdings	213,200	192,979
CLP Holdings	51,000	435,982
CMS Energy	7,314	538,676
Dominion Energy	6,379	346,890
EDP Renovaveis	55,207	516,278

	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Enel	54,771	$ 474,290
ERG	16,477	336,174
Essential Utilities	17,135	704,763
Eversource Energy	6,989	415,706
Exelon	11,397	534,519
HK Electric Investments & HK Electric Investments	173,000	120,455
National Grid	83,883	1,210,695
NextEra Energy	10,491	701,638
Pennon Group	35,023	233,843
PG&E	36,818	608,233
Redeia	17,024	356,784
Sempra	9,583	711,729
Severn Trent	4,445	165,275
Spruce Power Holding †	14,062	28,265
SSE	7,849	176,989
Terna - Rete Elettrica Nazionale	46,883	465,681
United Utilities Group	51,575	774,976
Xcel Energy	8,699	615,019
		11,295,511
Total Common Stocks (cost $63,818,748)		66,053,365

Exchange-Traded Fund — 2.91%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	152,691	3,107,262
Total Exchange-Traded Fund (cost $3,114,030)		3,107,262

Rights — 0.01%
EDP Renovaveis†	112,699	11,491
Total Rights (cost $10,682)		11,491

Short-Term Investments — 1.63%
Money Market Mutual Funds — 1.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	436,400	436,400
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	436,400	436,400
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	436,400	436,400

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	436,400	$ 436,400
Total Short-Term Investments (cost $1,745,600)		1,745,600
Total Value of Securities—100.01% (cost $105,624,392)		$106,933,323
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $15,070,983, which represents 14.10% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
†	Non-income producing security.
The following forward foreign currency exchange contracts were outstanding at April 30, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(27,900)	USD	19,522	5/16/25	$—	$(733)
CITI	EUR	(71,900)	USD	77,104	5/16/25	—	(4,348)
CITI	EUR	137,800	USD	(156,791)	5/16/25	—	(684)
CITI	GBP	(74,100)	USD	93,855	5/16/25	—	(4,902)
CITI	GBP	269,200	USD	(351,570)	5/16/25	7,206	—
JPMCB	AUD	(267,309)	USD	168,094	5/16/25	—	(3,158)
TD	CAD	(797,129)	USD	559,142	5/16/25	—	(19,074)

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TD	EUR	(4,147,942)	USD	4,299,916	5/16/25	$—	$(403,732)
TD	GBP	(3,626,626)	USD	4,493,346	5/16/25	—	(339,858)
TD	JPY	(61,924,975)	USD	412,653	5/16/25	—	(20,450)
Total Forward Foreign Currency Exchange Contracts						$7,206	$(796,939)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Global Listed Real Assets Fund	April 30, 2025 (Unaudited)
Assets:
Investments, at value*	$106,933,323
Foreign currencies, at valueΔ	19,052
Cash	32,533
Cash collateral due from brokers	780,000
Receivable for securities sold	815,153
Dividends and interest receivable	307,090
Receivable for fund shares sold	148,953
Prepaid expenses	70,932
Foreign tax reclaims receivable	25,429
Unrealized appreciation on forward foreign currency exchange contracts	7,206
Other assets	863
Total Assets	109,140,534
Liabilities:
Payable for securities purchased	1,017,620
Unrealized depreciation on forward foreign currency exchange contracts	796,939
Payable for fund shares redeemed	236,581
Other accrued expenses	122,019
Investment management fees payable to affiliates	40,827
Distribution fees payable to affiliates	7,302
Total Liabilities	2,221,288
Total Net Assets	$106,919,246

Net Assets Consist of:
Paid-in capital	$110,737,245
Total distributable earnings (loss)	(3,817,999)
Total Net Assets	$106,919,246

Net Asset Value

Class A:
Net assets	$30,504,383
Shares of beneficial interest outstanding, unlimited authorization, no par	2,488,603
Net asset value per share	$12.26
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.01

Class C:
Net assets	$314,821
Shares of beneficial interest outstanding, unlimited authorization, no par	25,745
Net asset value per share	$12.23

Class R:
Net assets	$2,177,439
Shares of beneficial interest outstanding, unlimited authorization, no par	177,996
Net asset value per share	$12.23

Institutional Class:
Net assets	$67,650,198
Shares of beneficial interest outstanding, unlimited authorization, no par	5,483,572
Net asset value per share	$12.34

Class R6:
Net assets	$6,272,405
Shares of beneficial interest outstanding, unlimited authorization, no par	509,796
Net asset value per share	$12.30
*Investments, at cost	$105,624,392
ΔForeign currencies, at cost	18,063
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Global Listed Real Assets Fund	Six months ended April 30, 2025 (Unaudited)
Investment Income:
Dividends	$1,149,556
Interest	815,878
Foreign tax withheld	(47,107)
1,918,327

Expenses:
Management fees	411,838
Distribution expenses — Class A	39,182
Distribution expenses — Class C	1,626
Distribution expenses — Class R	5,446
Dividend disbursing and transfer agent fees and expenses	63,458
Registration fees	34,709
Accounting and administration expenses	27,857
Audit and tax fees	26,720
Reports and statements to shareholders expenses	24,568
Custodian fees	21,267
Legal fees	6,907
Trustees’ fees	2,641
Other	13,905
680,124
Less expenses waived	(110,799)
Less expenses paid indirectly	(1,881)
Total operating expenses	567,444
Net Investment Income (Loss)	1,350,883

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$166,684
Foreign currencies	1,889
Forward foreign currency exchange contracts	618,633
Net realized gain (loss)	787,206

Net change in unrealized appreciation (depreciation) on:
Investments	(1,289,812)
Foreign currencies	2,859
Forward foreign currency exchange contracts	(934,338)
Net change in unrealized appreciation (depreciation)	(2,221,291)
Net Realized and Unrealized Gain (Loss)	(1,434,085)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,202)
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Global Listed Real Assets Fund
	Six months ended 4/30/25 (Unaudited)	Year ended 10/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,350,883	$2,978,809
Net realized gain (loss)	787,206	(2,253,341)
Net change in unrealized appreciation (depreciation)	(2,221,291)	13,193,923
Net increase (decrease) in net assets resulting from operations	(83,202)	13,919,391

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(155,846)	(1,124,369)
Class C	(829)	(9,646)
Class R	(8,932)	(71,350)
Institutional Class	(439,396)	(2,261,665)
Class R6	(43,631)	(221,918)
	(648,634)	(3,688,948)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	489,097	895,768
Class C	4,180	45,596
Class R	128,177	175,098
Institutional Class	6,353,993	26,068,069
Class R6	88,288	586,791

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	147,953	1,072,102
Class C	829	9,581
Class R	8,932	71,350
Institutional Class	439,196	2,260,474
Class R6	33,305	181,056
	7,693,950	31,365,885

	Six months ended 4/30/25 (Unaudited)	Year ended 10/31/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(3,996,659)	$(6,788,995)
Class C	(44,858)	(413,333)
Class R	(293,217)	(723,372)
Institutional Class	(12,678,919)	(21,720,345)
Class R6	(477,799)	(667,673)
	(17,491,452)	(30,313,718)
Increase (decrease) in net assets derived from capital share transactions	(9,797,502)	1,052,167
Net Increase (Decrease) in Net Assets	(10,529,338)	11,282,610

Net Assets:
Beginning of period	117,448,584	106,165,974
End of period	$106,919,246	$117,448,584
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Listed Real Assets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$12.31	$11.19	$12.85	$14.67	$11.43	$12.88

0.14	0.31	0.33	0.34	0.21	0.19
(0.13)	1.19	(0.49)	(1.20)	3.24	(1.18)
0.01	1.50	(0.16)	(0.86)	3.45	(0.99)

(0.06)	(0.38)	(0.37)	(0.49)	(0.21)	(0.14)
—	—	(1.13)	(0.47)	—	(0.32)
(0.06)	(0.38)	(1.50)	(0.96)	(0.21)	(0.46)

$12.26	$12.31	$11.19	$12.85	$14.67	$11.43

0.10%	13.49%	(1.65%)	(6.23%)	30.28%	(7.86%)

$30,504	$34,094	$35,471	$40,036	$45,151	$38,879
1.20%	1.23%	1.26%	1.31%	1.33%	1.37%
1.41%	1.37%	1.41%	1.38%	1.39%	1.57%
2.29%	2.52%	2.75%	2.48%	1.53%	1.62%
2.08%	2.38%	2.60%	2.41%	1.47%	1.42%
38%	73%	64%	65%	60%	84%

Financial highlights
Macquarie Global Listed Real Assets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$12.30	$11.14	$12.81	$14.63	$11.39	$12.85

0.09	0.22	0.24	0.24	0.10	0.10
(0.13)	1.17	(0.48)	(1.21)	3.23	(1.17)
(0.04)	1.39	(0.24)	(0.97)	3.33	(1.07)

(0.03)	(0.23)	(0.30)	(0.38)	(0.09)	(0.07)
—	—	(1.13)	(0.47)	—	(0.32)
(0.03)	(0.23)	(1.43)	(0.85)	(0.09)	(0.39)

$12.23	$12.30	$11.14	$12.81	$14.63	$11.39

(0.30%)	12.57%	(2.32%)	(6.95%)	29.31%	(8.55%)

$315	$357	$652	$1,334	$1,601	$2,302
1.95%	1.98%	2.01%	2.06%	2.08%	2.12%
2.16%	2.12%	2.16%	2.13%	2.14%	2.32%
1.53%	1.82%	2.00%	1.73%	0.78%	0.87%
1.32%	1.68%	1.85%	1.66%	0.72%	0.67%
38%	73%	64%	65%	60%	84%

Financial highlights
Macquarie Global Listed Real Assets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$12.29	$11.17	$12.83	$14.65	$11.41	$12.87

0.12	0.27	0.30	0.31	0.17	0.16
(0.13)	1.18	(0.48)	(1.21)	3.24	(1.18)
(0.01)	1.45	(0.18)	(0.90)	3.41	(1.02)

(0.05)	(0.33)	(0.35)	(0.45)	(0.17)	(0.12)
—	—	(1.13)	(0.47)	—	(0.32)
(0.05)	(0.33)	(1.48)	(0.92)	(0.17)	(0.44)

$12.23	$12.29	$11.17	$12.83	$14.65	$11.41

(0.08%)	13.12%	(1.83%)	(6.49%)	30.02%	(8.14%)

$2,178	$2,344	$2,569	$3,574	$4,046	$4,149
1.45%	1.48%	1.51%	1.56%	1.58%	1.62%
1.66%	1.62%	1.66%	1.63%	1.64%	1.82%
2.03%	2.27%	2.50%	2.23%	1.28%	1.37%
1.82%	2.13%	2.35%	2.16%	1.22%	1.17%
38%	73%	64%	65%	60%	84%

Financial highlights
Macquarie Global Listed Real Assets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$12.39	$11.27	$12.92	$14.75	$11.49	$12.94

0.15	0.33	0.36	0.38	0.25	0.22
(0.12)	1.21	(0.49)	(1.22)	3.25	(1.19)
0.03	1.54	(0.13)	(0.84)	3.50	(0.97)

(0.08)	(0.42)	(0.39)	(0.52)	(0.24)	(0.16)
—	—	(1.13)	(0.47)	—	(0.32)
(0.08)	(0.42)	(1.52)	(0.99)	(0.24)	(0.48)

$12.34	$12.39	$11.27	$12.92	$14.75	$11.49

0.23%	13.74%	(1.40%)	(6.03%)	30.62%	(7.63%)

$67,650	$73,985	$61,496	$64,432	$66,426	$46,769
0.95%	0.98%	1.01%	1.06%	1.08%	1.12%
1.16%	1.12%	1.16%	1.13%	1.14%	1.32%
2.54%	2.75%	3.00%	2.73%	1.78%	1.87%
2.33%	2.61%	2.85%	2.66%	1.72%	1.67%
38%	73%	64%	65%	60%	84%

Financial highlights
Macquarie Global Listed Real Assets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/25[1] (Unaudited)	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$12.36	$11.25	$12.89	$14.72	$11.47	$12.91

0.16	0.35	0.37	0.40	0.26	0.23
(0.14)	1.19	(0.48)	(1.22)	3.24	(1.18)
0.02	1.54	(0.11)	(0.82)	3.50	(0.95)

(0.08)	(0.43)	(0.40)	(0.54)	(0.25)	(0.17)
—	—	(1.13)	(0.47)	—	(0.32)
(0.08)	(0.43)	(1.53)	(1.01)	(0.25)	(0.49)

$12.30	$12.36	$11.25	$12.89	$14.72	$11.47

0.21%	13.82%	(1.25%)	(5.95%)	30.71%	(7.51%)

$6,272	$6,669	$5,978	$5,559	$8,495	$6,599
0.85%	0.89%	0.92%	0.97%	1.00%	1.02%
1.06%	1.06%	1.07%	1.03%	1.04%	1.22%
2.64%	2.86%	3.09%	2.82%	1.86%	1.97%
2.43%	2.69%	2.94%	2.76%	1.82%	1.77%
38%	73%	64%	65%	60%	84%

Notes to financial statements
Macquarie Global Listed Real Assets Fund	April 30, 2025 (Unaudited)
Macquarie Global Listed Real Assets Fund (formerly, Delaware Global Listed Real Assets Fund through December 30, 2024) (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2025, and for all open tax years (years ended October 31, 2021–October 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the

Notes to financial statements
Macquarie Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended April 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable.

Notes to financial statements
Macquarie Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2025, the Fund earned $1,726 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2025, the Fund earned $155 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
Effective February 27, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.80% of the Fund’s Class R6 shares’ average daily net assets through February 26, 2026. Prior to February 27, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeded 0.98% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.88% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from February 27, 2025 through February 26, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.15%*	1.90%*	1.40%*	0.90%*	0.80%*
*	Prior to February 27, 2025, these amounts for Class A, Class C, Class R, Institutional Class, and Class R6 shares were 1.23%, 1.98%, 1.48%, 0.98%, and 0.88%, respectively.
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) serves as sub-advisor for the Fund. MIMAK works together with DMC to make day-to-day investment decisions for the Fund and to determine the Fund's asset allocation. In addition, MIMAK and DMC may seek investment advice and recommendations relating to fixed income securities from their affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Fund equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities, as applicable, in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL.

Notes to financial statements
Macquarie Global Listed Real Assets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
MIMEL and MIMGL are also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For these services, DMC, not the Fund, may pay MIMAK, MIMEL, and MIMGL a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2025, the Fund paid $4,479 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2025, the Fund paid $3,674 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2025, the Fund paid $1,150 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2025, DDLP earned $365 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2025, DDLP received gross CDSC commissions of $1 and $28 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended April 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$33,656,813
Purchases of US government securities	7,650,534
Sales other than US government securities	40,657,091
Sales of US government securities	8,266,392
At April 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$105,624,392
Aggregate unrealized appreciation of investments and derivatives	$6,452,864
Aggregate unrealized depreciation of investments and derivatives	(5,933,666)
Net unrealized appreciation of investments and derivatives	$519,198
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,790,093	$2,475,012	$ 4,265,105

Notes to financial statements
Macquarie Global Listed Real Assets Fund
3. Investments (continued)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$66,053,365	$—	$66,053,365
Corporate Bonds	—	9,802,667	9,802,667
Exchange-Traded Fund	3,107,262	—	3,107,262
Loan Agreements	—	1,326,899	1,326,899
Non-Agency Commercial Mortgage-Backed Securities	—	814,179	814,179
Rights	—	11,491	11,491
Sovereign Bonds	—	10,457,705	10,457,705
US Treasury Obligations	—	13,614,155	13,614,155
Short-Term Investments	1,745,600	—	1,745,600
Total Value of Securities	$70,906,227	$36,027,096	$106,933,323

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$7,206	$7,206

Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(796,939)	$(796,939)

[1]Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended April 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of April 30, 2025, there were no Level 3 investments.

Notes to financial statements
Macquarie Global Listed Real Assets Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	4/30/25	10/31/24
Shares sold:
Class A	40,465	73,630
Class C	347	3,812
Class R	10,803	14,565
Institutional Class	520,176	2,110,153
Class R6	7,176	48,623

Shares issued upon reinvestment of dividends and distributions:
Class A	12,220	88,841
Class C	68	797
Class R	739	5,923
Institutional Class	36,045	186,035
Class R6	2,741	14,929
	630,780	2,547,308

Shares redeemed:
Class A	(333,173)	(562,188)
Class C	(3,705)	(34,143)
Class R	(24,200)	(59,862)
Institutional Class	(1,042,210)	(1,781,949)
Class R6	(39,577)	(55,598)
	(1,442,865)	(2,493,740)
Net increase (decrease)	(812,085)	53,568
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2025 and the year ended October 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
4/30/25	—	51	1,755	1,817	—	$22,025
Year ended
10/31/24	2,426	653	—	652	2,410	37,346

5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of April 30, 2025, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”

Notes to financial statements
Macquarie Global Listed Real Assets Fund
6. Derivatives (continued)
At April 30, 2025, the Fund posted $780,000 in cash as collateral for open forward foreign currency exchange contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”
During the six months ended April 30, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
During the six months ended April 30, 2025, the Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$10,267,680	$325,290
7. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At April 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$7,206	$(10,667)	$(3,461)

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	—	(3,158)	(3,158)
TD Bank	—	(783,114)	(783,114)
Total	$7,206	$(796,939)	$(789,733)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(3,461)	$—	$—	$—	$—	$(3,461)
JPMorgan Chase Bank	(3,158)	—	—	—	—	(3,158)
TD Bank	(783,114)	—	—	—	780,000	(3,114)
Total	$(789,733)	$ —	$ —	$ —	$780,000	$(9,733)
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued

Notes to financial statements
Macquarie Global Listed Real Assets Fund
8. Securities Lending (continued)
by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended April 30, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity exchange-traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.
The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.
Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising

Notes to financial statements
Macquarie Global Listed Real Assets Fund
9. Credit and Market Risks (continued)
capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.
High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.
Energy infrastructure Master Limited Partnerships (MLPs) are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan

Notes to financial statements
Macquarie Global Listed Real Assets Fund
9. Credit and Market Risks (continued)
and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2025.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
12. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to April 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Global Listed Real Assets Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4540709)
SA-095-0625
This page is not part of the Financial statements and other information.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Pooled® Trust

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 20, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 20, 2025